UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
   Washington, D.C.  20549

   FORM 24F-2

   Annual Notice of Securities Sold
   Pursuant to Rule 24f-2
   _________________________________________________________
   1.   Name and address of issuer:
   Anchor National Life Insurance Company
   1 SunAmerica Center
   Los Angeles, California 90067-6022
   ______________________________________________________
   2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
   box but do not list series or classes):     [   ]

   Variable Annuity Account One
   _____________________________________________________
   3.   Investment Company Act File Number:     811-4296

         Securities Act File Number:            33-32569
   ________________________________________________________
   4(a)   Last day of fiscal year for which this notice is
   filed:
   December 31, 1998
   _____________________________________________________
   4(b)   [   ]    Check box if this Form is being filed late
   (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

   Note: If the Form is being filed late, interest must be
   paid on the registration fee due.
   _____________________________________________________
   4(c)   [   ]    Check box if this is the last time the
   issuer will be filing this Form.
   _____________________________________________________
   5.     Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24f-2:
                         $ 23,034,153
          (ii)  Aggregate price of securities redeemed or

   repurchased
      During the fiscal year:      $174,682,615

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce Registration fees payable to the Commission:

               $0.00

   Total available redemption credits [add Items 5(ii) and 5(iii)]:

   $174,682,615

         (v)   Net sales ---- if Item 5(i) is greater than
   Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

          $0.00

        (vi) Redemption credits available for use in future years

               $0.00

       ---- if Item 5(i) is less than Item 5(iv) [subtract
   Item 5(iv) from Item 5(i)]:
               $(151,648,462)

     (vii)   Multiplier for determining registration fee (See
   Instruction C9):
               X.000278

     (viii)    Registration fee due [multiply Item 5(v) by
   Item 5(vii)
                 (Enter "0" if no fee is due):
     =    $0.00

   6.   Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     0    . If there is a number of shares or other units
   that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
   fiscal years, then state that number here:     0.
   _______________________________________________________
   7. Interest due ---- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See
   Instruction D):       +    $0.00
   ____________________________________________________
   8.   Total of the amount of the registration fee due plus
   any interest due
         (line 5(viii) plus line 7):         =    $0.00
   __________________________________________________
   9.   Date the registration fee and any interest payment was
   sent to the
     Commission's lockbox depository:   March 30, 1999.

   Method of Delivery:
     [X]  Wire Transfer
     [ ]  Mail or other means
   ____________________________________________

   SIGNATURES
   This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

   By (Signature and Title)*:


   /s/Scott L. Robinson
   Scott L. Robinson
   Senior Vice President



    Date:     March 30, 1999